Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Summary of Significant Accounting Policies
Federal statutory income tax rate, percent					21.00%	21.00%
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0